EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Exploration And Evaluation Assets
SUMMARY OF EXPLORATION AND EVALUATION ASSETS

	Botswana		Greenland	Canada
	Selebi	Selkirk	Maniitsoq	Properties	Total
Acquisition
Balance, December 31, 2021	-		-	-	-
Acquisition costs	8,970,850	-	16,348,722	2,535,873	27,858,445
Balance, September 30, 2022	8,970,850	-	16,348,722	2,535,873	27,855,445

Exploration
Balance, December 31, 2021	3,099,926	-	-	-	3,099,926
Site administration	722,414	-			722,414
Care & Maintenance	3,757,820	-			3,757,820
Geology	1,249,691	78,376	12,520	2,649	1,343,236
Drilling	4,915,069	-			4,915,069
Geophysics	1,229,569	-			1,229,569
Engineering	978,367	-			978,367
ESG	152,999	28,117			181,116
Health and safety	70,944	-			70,944
Utilities - Electricity	179,515	-			179,515
Balance, September 30, 2022	16,356,314	106,493	12,520	2,649	16,477,976

Total, September 30, 2022	25,327,164	106,493	16,361,242	2,538,522	44,333,421

Total, December 31, 2021	3,099,926	-	-	-	3,099,926